FINANCIAL INSTRUMENTS - Estimated Fair Values of Instruments Not Carried at Fair Value in Balance Sheets (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financing receivables	$ 18,366	$ 19,795
Debt	23,999	25,895
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financing receivables	18,183	19,979
Debt	$ 24,246	$ 26,137